SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 64,292	$ 67,825	$ 63,736
Depreciation and amortization	1,876	1,740	1,503
Operating income (loss), before financial expenses and taxes on income	(1,244)	1,495	4,389
Financial income, net	(3,961)	(591)	642
Tax benefits, net	1,695	(122)	1,923
Net income (loss)	(6,900)	1,026	3,108
Total long-lived assets	22,713	22,084
Perimeter [Member]
Revenues	22,301	32,372	30,761
Depreciation and amortization	614	632	787
Operating income (loss), before financial expenses and taxes on income	242	5,799	6,023
Total long-lived assets	6,374	6,346
Projects [Member]
Revenues	34,742	31,823	34,128
Depreciation and amortization	498	512	602
Operating income (loss), before financial expenses and taxes on income	1,762	(163)	1,095
Total long-lived assets	3,460	3,198
Video and Cyber segment [Member]
Revenues	8,350	5,626
Depreciation and amortization	764	596
Operating income (loss), before financial expenses and taxes on income	(2,830)	(3,383)
Total long-lived assets	12,879	12,540
Cyber [Member]
Revenues			1,596
Depreciation and amortization			114
Operating income (loss), before financial expenses and taxes on income			(1,684)
Eliminations [Member]
Revenues	(1,101)	(1,996)	(2,749)
Depreciation and amortization
Operating income (loss), before financial expenses and taxes on income	$ (418)	$ (758)	$ (1,045)